Short-Term Investment - Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Short-Term Investment - Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) [Line Items]
Short-term investment	$ 1,435,901
Level 1 [Member] | Fair Value, Recurring [Member]
Short-Term Investment - Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) [Line Items]
Short-term investment
Level 2 [Member] | Fair Value, Recurring [Member]
Short-Term Investment - Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) [Line Items]
Short-term investment	1,435,901
Level 3 [Member] | Fair Value, Recurring [Member]
Short-Term Investment - Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) [Line Items]
Short-term investment